UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        March 31, 2011
                                                      -----------------

Check here if Amendment [ ];                  Amendment Number:
                                                                 -----

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Haber Trilix Advisors, LP
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Address:    29 Commonwealth Ave., 10th Floor
          ----------------------------------------------------------
            Boston, MA 02116
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          ----------------------------------------------------------

Form 13F File Number:   28-14373
                        ----------------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

          Name:     Glenn Dixon
                  ----------------------------------------------------------
          Title:    COO & CFO
                  ----------------------------------------------------------
          Phone:    617-849-5250
                  ----------------------------------------------------------

Signature, Place, and Date of Signing:
      /s/ Glenn Dixon               Boston, MA               05-11-2011
      ---------------------     -------------------      -------------------
         [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

         NONE


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                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                             ----------------------------

Form 13F Information Table Entry Total:        39
                                             ----------------------------

Form 13F Information Table Value Total:      $942,666
                                             ----------------------------
                                                      (thousands)


List of Other Included Managers:

     NONE

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Haber Trillix Advisors, LP
FORM 13F

         March 31, 2011


                                                      FORM 13F INFORMATION TABLE

                                                                                                             Voting Authority
                                                                                                             ----------------
                                Title
                                 of                    Value        Shares/  Sh/  Put/   Invstmt   Other
      Name of Issuer            Class       CUSIP     (x$1000)      Prn Amt  Prn  Call   Dscretn   Managers  Sole    Shared    None
      --------------            -----       -----     -------      -------   ---  ----   -------   --------  ----    ------    ----
ANALOG DEVICES INC               COM        032654105  16,452,964    417,800  SH          SOLE      N/A        417,800
AMERICAN CAPITAL AGENCY CORP     COM        02503X105   9,772,973    335,380  SH          SOLE      N/A        335,380
ANNALY CAP MGMT INC              COM        035710409  49,287,525  2,824,500  SH          SOLE      N/A      2,824,500
APPLIED MATLS INC                COM        038222105  16,333,834  1,045,700  SH          SOLE      N/A      1,045,700
BARRICK GOLD CORP                COM        067901108  59,080,614  1,138,981  SH          SOLE      N/A      1,138,981
BAYTEX ENERGY CORP               COM        07317Q105  22,426,474    384,300  SH          SOLE      N/A        384,300
BCE INC                        COM NEW      05534B760  42,187,950  1,163,630  SH          SOLE      N/A      1,163,630
BANK MONTREAL QUE                COM        063671101  36,555,369    563,851  SH          SOLE      N/A        563,851
BANK NOVA SCOTIA HALIFAX         COM        064149107  32,369,836    528,582  SH          SOLE      N/A        528,582
BROOKFIELD INFRAST PARTNERS  LP INT UNIT    G16252101  25,018,461  1,128,840  SH          SOLE      N/A      1,128,840
BROOKFIELD PPTYS CORP            COM        112900105   4,882,292    276,390  SH          SOLE      N/A        276,390
BUNGE LIMITED                    COM        G16962105  19,403,246    268,260  SH          SOLE      N/A        268,260
CANADIAN NATL RY CO              COM        136375102  25,285,945    335,800  SH          SOLE      N/A        335,800
CENOVUS ENERGY INC               COM        15135U109  20,844,537    528,700  SH          SOLE      N/A        528,700
CDN IMPERIAL BK OF COMMERCE      COM        136069101  16,726,202    194,360  SH          SOLE      N/A        194,360
CYPRESS SHARPRIDGE INVTS INC     COM        23281A307   5,249,976    414,036  SH          SOLE      N/A        414,036
DEERE & CO                       COM        244199105  16,944,123    174,880  SH          SOLE      N/A        174,880
DIAMOND OFFSHORE DRILLING IN     COM        25271C102   2,331,000     30,000  SH          SOLE      N/A         30,000
DOVER CORP                       COM        260003108   7,915,096    120,400  SH          SOLE      N/A        120,400
ENERPLUS CORP                    COM        292766102  24,420,945    772,500  SH          SOLE      N/A        772,500
GOLDCORP INC NEW                 COM        380956409  24,278,139    487,893  SH          SOLE      N/A        487,893
HATTERAS FINL CORP               COM        41902R103  14,398,593    512,041  SH          SOLE      N/A        512,041
HUDBAY MINERALS INC              COM        443628102  34,760,312  2,138,540  SH          SOLE      N/A      2,138,540
JABIL CIRCUIT INC                COM        466313103   3,252,456    159,200  SH          SOLE      N/A        159,200
NORTHERN OIL & GAS INC NEV       COM        665531109     255,065      9,553  SH          SOLE      N/A          9,553
PENGROWTH ENERGY CORP            COM        70706P104  18,764,122  1,359,300  SH          SOLE      N/A      1,359,300
POTASH CORP SASK INC             COM        73755L107  17,620,206    299,300  SH          SOLE      N/A        299,300
PROVIDENT ENERGY LTD NEW         COM        74386V100  14,607,711  1,571,485  SH          SOLE      N/A      1,571,485
ROYAL BK CDA MONTREAL QUE        COM        780087102  54,428,543    881,381  SH          SOLE      N/A        881,381
RPC INC                          COM        749660106   8,575,884    338,700  SH          SOLE      N/A        338,700
SUNCOR ENERGY INC NEW            COM        867224107  92,520,354  2,067,110  SH          SOLE      N/A      2,067,110
TALISMAN ENERGY INC              COM        87425E103  19,631,477    795,611  SH          SOLE      N/A        795,611
TORONTO DOMINION BK ONT          COM        891160509  43,499,459    492,507  SH          SOLE      N/A        492,507
TECK RESOURCES LTD               CL B       878742204  28,568,954    540,047  SH          SOLE      N/A        540,047
TELUS CORP                  NON-VTG SHS     87971M202  41,077,241    847,220  SH          SOLE      N/A                      847,220
TOTAL S A                  SPONSORED ADR    89151E109  30,826,432    505,600  SH          SOLE      N/A        505,600
TRANSCANADA CORP                 COM        89353D107   9,529,676    235,500  SH          SOLE      N/A        235,500
VOYAGER OIL & GAS INC            COM        92911K100      48,959     11,127  SH          SOLE      N/A         11,127
YAMANA GOLD INC                  COM        98462Y100  32,532,869  2,638,040  SH          SOLE      N/A      2,638,040

REPORT SUMMARY     39   DATA RECORDS      942,665,816          0     OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


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